Restatement of previously issued financial statements:	12 Months Ended
Dec. 31, 2012
Restatement of previously issued financial statements:
Restatement of previously issued financial statements:

26.   Restatement of previously issued financial statements:

The following tables present the impact to the previously issued financial statements as at December 31, 2011 and for the nine months ended December 31, 2011 and the year ended March 31, 2011 and segmented information as at December 31, 2012 and December 31, 2011 of the restatements described in note 2(a):

(a)   As previously reported columns below represent amounts as reported in the Company’s fiscal 2011 annual consolidated financial statements filed on or about February 29, 2012.

Effect on Consolidated Balance Sheet:	December 31, 2011 As previously reported	Correction	December 31, 2011 Restated – note 2(a)
Assets
Current assets:
Cash and cash equivalents	$70,298	$(7,013)	$63,285
Short-term investments	15,379	(11,105)	4,274
Accounts receivable	55,423	(4,501)	50,922
Loan receivable	19,409	(19,409)	—
Inventories	37,057	(31)	37,026
Prepaid expenses	6,551	(89)	6,462
Current portion of deferred income tax assets	6,447	(793)	5,654
Other current assets	2,034	—	2,034
	212,598	(42,941)	169,657
Long-term investments	8,369	17,938	26,307
Other assets	1,994	—	1,994
Property, plant and equipment	36,243	(835)	35,408
Intangible assets	36,582	—	36,582
Deferred income tax assets	5,075	(5,075)	—
Goodwill	55,814	—	55,814
	$356,675	$(30,913)	$325,762

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable and accrued liabilities	$55,807	$(6,556)	$49,251
Deferred revenue	3,146	(2,668)	478
Loan payable	—	19,409	19,409
Current portion of long-term debt	20,568	—	20,568
Current portion of warranty liability	12,978	(11,791)	1,187
	92,499	(1,606)	90,893
Warranty liability	11,253	(8,039)	3,214
Long-term debt	65,577	—	65,577
Deferred revenue	10,327	(7,451)	2,876
Deferred income tax liabilities	3,446	4,706	8,152
Other long-term liabilities	3,104	(644)	2,460
	186,206	(13,034)	173,172
Shareholders’ equity:
Share capital	459,866	—	459,866
Other equity instruments	6,112	—	6,112
Additional paid in capital	4,499	—	4,499
Accumulated deficit	(331,158)	—	(331,158)
Accumulated other comprehensive income	13,271	—	13,271
	152,590	—	152,590
Joint venture partners’ share of net assets of joint ventures	17,879	(17,879)	—
	170,469	(17,879)	152,590
	$356,675	$(30,913)	$325,762

	For the Nine months ended December 31, 2011
Effect on Consolidated Statements of Operations:	As previously reported	Correction	Restated — note 2(a)

Product revenue	$189,682	$(114,518)	$75,164
Parts revenue	26,677	(24,326)	2,351
Service and other revenue	10,181	—	10,181
	226,540	(138,844)	87,696
Cost of revenue and expenses:
Cost of product and parts revenue	145,930	(78,837)	67,093
Research and development	43,294	(6,720)	36,574
General and administrative	23,534	(796)	22,738
Sales and marketing	24,961	(9,659)	15,302
Foreign exchange loss (gain)	(2,036)	(17)	(2,053)
Depreciation and amortization	6,280	(80)	6,200
Bank charges, interest and other	1,206	(289)	917
	243,169	(96,398)	146,771

Loss before undernoted	(16,629)	(42,446)	(59,075)

Income from investment accounted for by the equity method	1,500	12,958	14,458
Interest on long-term debt and amortization of discount	(2,998)	—	(2,998)
Interest and other income	958	(297)	661

Loss before income taxes	(17,169)	(29,785)	(46,954)

Income tax recovery (expense):
Current	(19,630)	18,602	(1,028)
Deferred	3,963	(1,775)	2,188
	(15,667)	16,827	1,160

Net loss for the period	$(32,836)	$(12,958)	$(45,794)

Net income (loss) attributed to:
Joint venture partners	12,958	(12,958)	—
The Company	(45,794)	—	(45,794)

Loss per share:
Basic and diluted	$(0.96)	$—	$(0.96)

Weighted average common shares outstanding:
Basic and diluted	47,933,348		47,933,348

	For the Nine months ended December 31, 2011
Effect on Consolidated Statement Comprehensive Income (Loss):	As previously reported	Correction	Restated — note 2(a)

Loss for the period	$(32,836)	$(12,958)	$(45,794)

Other comprehensive loss:
Cumulative translation adjustment	(12,370)	—	(12,370)

Comprehensive loss	$(45,206)	$(12,958)	$(58,164)

Comprehensive income (loss) attributable to:
Joint venture partners	12,958	(12,958)	—
The Company	(58,164)	—	(58,164)

	For the Year ended March 31, 2011
Effect on Consolidated Statements of Operations:	As previously reported	Correction	Restated — note 2(a)

Product revenue	$110,475	$(84,612)	$25,863
Parts revenue	29,459	(26,675)	2,784
Service and other revenue	8,128	—	8,128
	148,062	(111,287)	36,775
Cost of revenue and expenses:
Cost of product and parts revenue	90,982	(66,989)	23,993
Research and development	34,663	(10,043)	24,620
General and administrative	16,211	(1,181)	15,030
Sales and marketing	21,660	(7,675)	13,985
Foreign exchange loss (gain)	3,877	(588)	3,289
Depreciation and amortization	3,455	(80)	3,375
Bank charges, interest and other	665	(219)	446
	171,513	(86,775)	84,738

Loss before undernoted	(23,451)	(24,512)	(47,963)

Income from investment accounted for by the equity method	842	7,785	8,627
Interest on long-term debt and amortization of discount	(3,323)	—	(3,323)
Interest and other income	1,222	(284)	938

Loss before income taxes	(24,710)	(17,011)	(41,721)

Income tax recovery (expense):
Current	(8,886)	8,954	68
Deferred	(761)	272	(489)
	(9,647)	9,226	(421)

Net loss for the period	$(34,357)	$(7,785)	$(42,142)

Net income (loss) attributed to:
Joint venture partners	7,785	(7,785)	—
The Company	(42,142)	—	(42,142)

Loss per share:
Basic and diluted	$(1.00)	$—	$(1.00)

Weighted average common shares outstanding:
Basic and diluted	42,305,889		42,305,889

	For the Year ended March 31, 2011
Effect on Consolidated Statement Comprehensive Income (Loss):	As previously reported	Correction	Restated — note 2(a)

Loss for the period	$(34,357)	$(7,785)	$(42,142)

Other comprehensive income:
Cumulative translation adjustment	7,414	—	7,414

Comprehensive loss	$(26,943)	$(7,785)	$(34,728)

Comprehensive income (loss) attributable to:
Joint venture partners	7,785	(7,785)	—
The Company	(34,728)	—	(34,728)

	For the Nine months ended December 31, 2011
Effect on Consolidated Statement of Cash Flow:	As previously reported	Correction	Restated — note 2(a)

Cash flows from operating activities:
Loss for the period	$(32,836)	$(12,958)	$(45,794)
Items not involving cash:
Depreciation and amortization	6,280	(80)	6,200
Stock-based compensation expense	6,179	—	6,179
Deferred income tax expense (recovery)	(3,963)	1,775	(2,188)
Change in deferred lease inducements	(47)	—	(47)
Income from investment accounted for by the equity method	(1,500)	(12,958)	(14,458)
Accretion of long-term debt	1,016	—	1,016
Other	654	—	654
Changes in non-cash operating working capital:
Accounts receivable	(18,581)	3,983	(14,598)
Inventories	(2,051)	—	(2,051)
Prepaid expenses	(4,639)	(10)	(4,649)
Accounts payable and accrued liabilities	3,255	(4,112)	(857)
Deferred revenue	4,430	(2,869)	1,561
Warranty liability	5,860	(3,109)	2,751
	(35,943)	(30,338)	(66,281)
Cash flows from investing activities:
Purchase of property, plant and equipment	(13,269)	146	(13,123)
Purchase of intangible assets	(123)	—	(123)
Sale of short-term investments, net	15,516	11,105	26,621
Advances on loan receivable	(29,816)	29,816	—
Increase in loan payable	—	29,080	29,080
Repayment on loan receivable	24,013	(24,013)	—
Repayment of loan payable	—	(23,840)	(23,840)
Acquisitions, net of acquired cash	(9,084)	—	(9,084)
Investment in equity interest	(955)	—	(955)
Dividends received from joint venture	—	10,000	10,000
	(13,718)	32,294	18,576
Cash flows from financing activities:
Repayment on operating lines of credit	(3,240)	—	(3,240)
Repayment of short-term debt	(221)	—	(221)
Repayment of long-term debt	(53,057)	—	(53,057)
Issuance of subordinated debenture notes	34,345	—	34,345
Finance costs incurred	(1,392)	—	(1,392)
Proceeds from stock options exercised	1,816	—	1,816
Dividends paid to joint venture partner	(10,000)	10,000	—
	(31,749)	10,000	(21,749)
Effect of foreign exchange on cash and cash equivalents	3,246	(2,040)	1,206

Increase (decrease) in cash and cash equivalents	(78,164)	9,916	(68,248)

Cash and cash equivalents, beginning of period	148,462	(16,929)	131,533

Cash and cash equivalents, end of period	$70,298	$(7,013)	$63,285

	For the Year ended March 31, 2011
Effect on Consolidated Statement of Cash Flow:	As previously reported	Correction	Restated — note 2(a)

Cash flows from operating activities:
Loss for the period	$(34,357)	$(7,785)	$(42,142)
Items not involving cash:
Depreciation and amortization	3,455	(80)	3,375
Stock-based compensation expense	4,923	—	4,923
Deferred income tax expense (recovery)	761	(272)	489
Change in deferred lease inducements	(58)	—	(58)
Income from investment accounted for by the equity method	(842)	(7,785)	(8,627)
Accretion of long-term debt	1,992	—	1,992
Other	(344)	509	165
Changes in non-cash operating working capital:
Accounts receivable	5,523	(1,604)	3,919
Inventories	(1,927)	—	(1,927)
Prepaid expenses	(488)	31	(457)
Accounts payable and accrued liabilities	(2,831)	2,958	127
Deferred revenue	3,058	(2,896)	162
Warranty liability	(2,844)	2,460	(384)
	(23,979)	(14,464)	(38,443)
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,613)	442	(3,171)
Sale of short-term investments, net	3,376	—	3,376
Advances on loan receivable	(20,942)	20,942	—
Increase in loan payable	—	18,961	18,961
Repayment on loan receivable	18,185	(18,185)	—
Repayment of loan payable	—	(21,207)	(21,207)
Acquisitions, net of acquired cash	(13,016)	—	(13,016)
Investment in equity interest	(4,316)	—	(4,316)
Dividends received from joint venture	—	6,000	6,000
	(20,326)	6,953	(13,373)
Cash flows from financing activities:
Repayment of demand installment loan	(3,206)	—	(3,206)
Repayment of long-term debt	(117)	—	(117)
Proceeds from stock options exercised	3,298	—	3,298
Shares issued for cash	131,265	—	131,265
Share issuance costs	(6,069)	—	(6,069)
Dividends paid to joint venture partner	(6,000)	6,000	—
	119,171	6,000	125,171
Effect of foreign exchange on cash and cash equivalents	3,116	1,042	4,158

Increase (decrease) in cash and cash equivalents	77,982	(469)	77,513

Cash and cash equivalents, beginning of period	70,480	(16,460)	54,020

Cash and cash equivalents, end of period	$148,462	$(16,929)	$131,533

(b)   As previously reported columns below represent amounts as reported in the Company’s fiscal 2012 annual consolidated financial statements filed on or about March 7, 2013.

	December 31, 2011 As previously		December 31, 2011 Restated –
Effect on total assets allocated by segment:	reported	Correction	note 2(a)

Applied Technologies	$165,192	$4,706	$169,898

Effect on long-lived assets information by	December 31, 2011 As previously		December 31, 2011 Restated –
geographic area:	reported	Correction	note 2(a)

Italy	$94,889	$10,712	$105,601
Canada	27,006	(10,712)	16,294

Effect on long-lived assets information by	December 31, 2012 As previously		December 31, 2012 Restated –
geographic area:	reported	Correction	note 2(a)

Italy	$90,474	$8,625	$99,099
Canada	40,799	(11,092)	29,707
Sweden	5,253	2,467	7,720